Capital Stock	12 Months Ended
Dec. 31, 2015
Capital Stock
14.	CAPITAL STOCK

Common and Preferred Stock — Cinemark USA, Inc. has 1,500 shares of Class A common stock and 182,648 shares of Class B common stock outstanding, all of which is held by Cinemark Holdings, Inc. Holders of Class A common stock have exclusive voting rights. Holders of Class B common stock have no voting rights except upon any proposed amendments to the articles of incorporation. However, they may convert their Class B common stock, at their option, to Class A common stock. In the event of any liquidation, holders of the Class A and Class B common stock will be entitled to their pro-rata share of assets remaining after any holders of preferred stock have received their preferential amounts based on their respective shares held.

The Company has 1,000,000 shares of preferred stock, $1.00 par value, authorized with none issued or outstanding. The rights and preferences of preferred stock will be determined by the Board of Directors at the time of issuance.

The Company’s ability to pay dividends is effectively limited by the terms of its senior notes indentures, its senior subordinated notes indenture and its senior secured credit facility, which also significantly restricts the ability of certain of the Company’s subsidiaries to pay dividends directly or indirectly to it. See Note 9. Furthermore, certain of the Company’s foreign subsidiaries currently have a deficit in retained earnings which prevents the Company from declaring and paying dividends from those subsidiaries.

Stock Options — Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2013 and 2014:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
Outstanding at January 1	22,022	$7.63	14,584	$7.63
Exercised	(7,438)	$7.63	(14,584)	$7.63

Outstanding at December 31	14,584	$7.63	—

Vested options at December 31	14,584	$7.63	—

The total intrinsic value of options exercised during the years ended December 2013 and 2014 was $168 and $296, respectively. The Company recognized tax benefits of approximately $71 and $124 related to the options exercised during the year ended December 31, 2013 and 2014, respectively.

Restricted Stock — Below is a summary of restricted stock activity for the years ended December 31, 2013, 2014 and 2015:

	Year Ended		Year Ended		Year Ended
	December 31, 2013		December 31, 2014		December 31, 2015
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value	Shares of Restricted Stock	Weighted Average Grant Date Fair Value	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at January 1	1,534,163	$18.85	1,260,913	$21.86	878,897	$24.92
Granted	271,532	$30.09	269,774	$28.93	226,212	$42.79
Vested	(522,129)	$17.27	(625,843)	$20.53	(329,437)	$23.72
Forfeited	(22,653)	$22.92	(25,947)	$22.94	(17,897)	$27.58

Outstanding at December 31	1,260,913	$21.86	878,897	$24.92	757,775	$30.73

During the year ended December 31, 2015, Cinemark Holdings, Inc. granted 226,212 shares of restricted stock to its directors and to employees of the Company. The fair value of the restricted stock granted was determined based on the market value of Cinemark Holdings, Inc.’s common stock on the date of grant, which ranged from $40.75 to $43.28 per share. The Company assumed forfeiture rates ranging from 0% to 10% for the restricted stock awards. Restricted stock granted to directors vests over a one-year period. Restricted stock granted to employees vests over periods ranging from one year to four years based on continued service. The recipients of restricted stock are entitled to receive dividends and to vote their respective shares, however, the sale and transfer of the restricted shares is prohibited during the restriction period.

Below is a summary of restricted stock award activity recorded for the periods indicated:

	Year Ended December 31,
	2013	2014	2015
Compensation expense recognized during the period (1)	$11,898	$8,591	$8,715
Fair value of restricted shares that vested during the period (2)	$9,161	$17,692	$13,276
Income tax deduction upon vesting of restricted stock awards (3)	$3,848	$5,171	$3,341

(1)	Cinemark Holdings, Inc. recorded an additional $840, $943 and $885 of compensation expense related to these restricted stock awards during the years ended December 31, 2013, 2014 and 2015, respectively.
(2)	The fair value of shares in which Cinemark Holdings, Inc.’s directors vested was $1,000, $1,081 and $1,148 during the years ended December 31, 2013, 2014 and 2015, respectively.
(3)	Cinemark Holdings, Inc. recognized an additional tax benefit of $420, $454 and $482 on these vested awards during the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the remaining unrecognized compensation expense related to these restricted stock awards was approximately $11,944 of which $11,490 will be recognized by the Company and $454 will be recognized by Cinemark Holdings, Inc. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.

Restricted Stock Units — During the years ended December 31, 2013, 2014 and 2015, Cinemark Holdings, Inc. granted restricted stock units representing 115,107, 197,515 and 142,917 hypothetical shares of common stock, respectively, to employees of the Company. The restricted stock units vest based on a combination of financial performance factors and continued service. The financial performance factors are based on an implied equity value concept that determines an internal rate of return (“IRR”) for a measurement period, as defined in the award agreement, based on a formula utilizing a multiple of Adjusted EBITDA subject to certain specified adjustments (as defined in the restricted stock unit award agreement). The measurement period for the restricted stock unit awards granted during the year ended December 31, 2013 is a three year period and the measurement period for the restricted stock unit awards granted during the years ended December 31, 2014 and 2015 is a two year period. The financial performance factors for the restricted stock units have a threshold, target and maximum level of payment opportunity and vest on a prorata basis according to the IRR achieved by the Company during the performance period. If the IRR for the defined measurement period is at least 8.5% (7.5% for the 2015 grant), which is the threshold, at least one-third of the restricted stock units vest. If the IRR for the defined measurement period is at least 10.5% (9.5% for the 2015 grant), which is the target, at least two-thirds of the restricted stock units vest. If the IRR for the defined measurement period is at least 12.5% (11.5% for the 2015 grant), which is the maximum, 100% of the restricted stock units vest. Further, as an example, if the Company achieves an IRR equal to 11.0%, the number of restricted stock units that shall vest will be greater than the target but less than the maximum number that would have vested had the Company achieved the highest IRR. All payouts of restricted stock units that vest will be subject to an additional service requirement and will be paid in the form of common stock of Cinemark Holdings, Inc. if the participant continues to provide services through the fourth anniversary of the grant date.

At the time of each of the restricted stock unit grants, the Company assumes the IRR level to be reached for the defined measurement period will be the mid-point IRR level in determining the amount of compensation expense to record for such grants. If and when additional information becomes available to indicate that something other than the mid-point IRR level will be achieved, the Company adjusts compensation expense on a prospective basis over the remaining service period. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock unit awards granted during 2015. Restricted stock unit award participants are eligible to receive dividend equivalent payments if and at the time the restricted stock unit awards vest.

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2013, 2014 and 2015 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2013		2014		2015
	Number of Units	Value at Grant(1)	Number of Units	Value at Grant(1)	Number of Units	Value at Grant(1)
at IRR of at least 8.5% (7.5% for 2015 grant)	38,366	$1,129	65,832	$1,879	47,640	$2,057
at IRR of at least 10.5% (9.5% for 2015 grant)	76,741	$2,259	131,683	$3,758	95,282	$4,115
at IRR of at least 12.5% (11.5% for 2015 grant)	115,107	$3,389	197,515	$5,637	142,917	$6,173

(1)	The weighted average grant date fair values for units issued during the years ended December 31, 2013, 2014, and 2015 were $29.44, $28.54 and $43.19, respectively.

Below is a summary of activity for restricted stock unit awards for the periods indicated:

	Year Ended December 31,
	2013	2014	2015
Number of restricted stock unit awards that vested during the period	295,751	395,751	123,769
Fair value of restricted stock unit awards that vested during the period	$8,723	$11,420	$5,483
Accumulated dividends paid upon vesting of restricted stock unit awards	$939	$1,352	$442
Income tax benefit recognized upon vesting of restricted stock unit awards	$3,663	$4,796	$2,303
Compensation expense recognized during the period	$4,148	$3,284	$6,158

During the year ended December 31, 2015, the Compensation Committee of the Board of Directors of Cinemark Holdings, Inc. approved a modification to each of the 2013 and 2014 restricted stock unit grants. The modifications resulted in a cap on the foreign currency exchange rate devaluation impact to be used in calculating the IRR for the respective measurement periods. The Company revalued each of the grants based on Cinemark Holdings, Inc.’s stock price at the date of modification, which was $33.02. The modifications resulted in incremental compensation expense of approximately $2,460 for the year ended December 31, 2015.

As of December 31, 2015, the Company had restricted stock units outstanding that represented a total 544,076 hypothetical shares of Cinemark Holdings, Inc.’s common stock, net of actual cumulative forfeitures of 22,985 units, assuming the maximum IRR is achieved for all of the outstanding restricted stock unit awards.

As of December 31, 2015, the remaining unrecognized compensation expense related to the outstanding restricted stock unit awards was $6,600, which reflects an IRR level of 11.1% that was achieved for the 2012 grants, an IRR level of 12.5% that was achieved for the 2013 and 2014 grants and an IRR level of 9.5% that is estimated to be achieved for the 2015 grant. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.